SCHEDULE OF COMPUTATION OF DILUTED NET LOSS PER SHARE (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	5,742,236	5,742,236
Series C Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	3,384,135	3,384,135
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	2,358,101	2,358,101